INCOME TAXES - Tax Losses (Details) - Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	$ 1,378
Unrecognized	13,792
Total	15,170
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	25
Unrecognized	43
Total	68
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	10
Unrecognized	63
Total	73
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	1
Unrecognized	30
Total	31
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	4
Unrecognized	3
Total	7
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	272
Unrecognized	34
Total	306
2029 - 2044
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	1,066
Unrecognized	13,619
Total	$ 14,685